Long-Term Debt	12 Months Ended
Dec. 31, 2011
Short-term Borrowings and Long-term Debt [Abstract]
Long-Term Debt
NOTE 13	Long-Term Debt

Long-term debt (debt with original maturities of more than one year) at December 31 consisted of the following:

(Dollars in Millions)	Rate Type	Rate (a)	Maturity Date	2011	2010
U.S. Bancorp (Parent Company)
Subordinated notes	Fixed	7.500%	2026	$199	$199
	Fixed	3.442%	2016	500	–
Convertible senior debentures	Floating	–%	2035	10	10
	Floating	–%	2036	10	64
	Floating	–%	2037	21	21
Medium-term notes	Fixed	1.125%-4.200%	2012-2021	10,530	8,280
	Floating	.694%	2012	500	500
Junior subordinated debentures	Fixed	6.300%-6.625%	2039-2067	2,691	3,985
Capitalized lease obligations, mortgage indebtedness and other (b)				132	(22)
Subtotal				14,593	13,037
Subsidiaries
Subordinated notes	Fixed	6.375%	2011	–	1,500
	Fixed	6.300%	2014	963	963
	Fixed	4.950%	2014	1,000	1,000
	Fixed	4.800%	2015	500	500
	Fixed	4.375%	2017	1,169	1,348
	Fixed	3.778%	2020	500	500
	Floating	.681%	2014	414	550
Federal Home Loan Bank advances	Fixed	.500%-8.250%	2012-2026	3,710	4,101
	Floating	.392%-1.204%	2012-2017	4,332	4,332
Bank notes	Fixed	5.920%	2012	99	125
	Floating	.191%-.640%	2012-2048	1,146	1,157
Capitalized lease obligations, mortgage indebtedness and other (b)				3,527	2,424
Subtotal				17,360	18,500
Total				$31,953	$31,537

(a)	Weighted-average interest rates of medium-term notes, Federal Home Loan Bank advances and bank notes were 2.43 percent, 2.31 percent and 1.01 percent, respectively.
(b)	Other includes consolidated community development and tax-advantaged investment VIEs, debt issuance fees, and unrealized gains and losses and deferred amounts relating to derivative instruments.

Convertible senior debentures issued by the Company pay interest on a quarterly basis until a specified period of time (five or nine years prior to the applicable maturity date). After this date, the Company will not pay interest on the debentures prior to maturity. On the maturity date or on any earlier redemption date, the holder will receive the original principal plus accrued interest. The debentures are convertible at any time on or prior to the maturity date. If the convertible senior debentures are converted, holders of the debentures will generally receive cash up to the accreted principal amount of the debentures plus, if the market price of the Company's stock exceeds the conversion price in effect on the date of conversion, a number of shares of the Company's common stock, or an equivalent amount of cash at the Company's option, as determined in accordance with specified terms. The convertible senior debentures are callable by the Company and putable by the investors at a price equal to 100 percent of the accreted principal amount plus accrued and unpaid interest. During 2011, investors elected to put debentures with a principal amount of $54 million back to the Company. At December 31, 2011, the weighted average conversion price per share for all convertible issuances was $38.66.

During 2010, the Company retired $575 million of 5.54 percent fixed-rate junior subordinated debentures issued to a wholly-owned unconsolidated trust, formed for the purpose of issuing redeemable Income Trust Securities ("ITS") to third party investors. During 2011, the same wholly-owned unconsolidated trust sold the remaining $676 million of junior subordinated debentures to investors to generate cash proceeds to purchase the Company's Series A Non-Cumulative Perpetual Preferred Stock ("Series A Preferred Stock"). As part of this sale, a consolidated subsidiary of the Company purchased $176 million of the junior subordinated debentures, which effectively retired the debt. The Company classifies the remaining $500 million as subordinated notes in long-term debt. In addition, during 2011, the Company elected to redeem $618 million of junior subordinated debentures issued to four other wholly-owned unconsolidated trusts that had interest payable at fixed rates ranging from 5.75 percent to 10.20 percent. Refer to Note 14, "Junior Subordinated Debentures" for further information on the nature and terms of junior subordinated debentures. There were no issuances of junior subordinated debentures in 2011 or 2010.

The Company has arrangements with the Federal Home Loan Bank and Federal Reserve Bank whereby the Company could have borrowed an additional $56.4 billion and $48.1 billion at December 31, 2011 and 2010, respectively, based on collateral available.

Maturities of long-term debt outstanding at December 31, 2011, were:

(Dollars in Millions)	Parent Company	Consolidated
2012	$2,672	$7,046
2013	2,848	3,338
2014	1,499	4,158
2015	1,747	3,041
2016	1,945	4,016
Thereafter	3,882	10,354
Total	$14,593	$31,953